PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED BALANCE SHEET (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of summarized consolidated balance sheet [line items]
Current assets	¥ 558,024	¥ 455,660
Current liabilities	(641,280)	(522,995)
Non-current assets	1,331,231	1,283,236
Non-current liabilities	(332,901)	(328,199)
Net assets attributable to owners of the Company	774,182	746,325
Net assets attributable to non-controlling interests	140,892	141,377
Marketing Company [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	159,599	172,352
Current liabilities	(193,315)	(201,678)
Net current (liabilities)/assets	(33,716)	(29,326)
Non-current assets	326,437	323,571
Non-current liabilities	(59,604)	(59,554)
Net non-current assets/ (liabilities)	266,833	264,017
Net assets	233,117	234,691
Net assets attributable to owners of the Company	157,557	159,205
Net assets attributable to non-controlling interests	75,560	75,486
SIPL [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	22,759	22,620
Current liabilities	(1,430)	(475)
Net current (liabilities)/assets	21,329	22,145
Non-current assets	8,954	8,951
Non-current liabilities	(17,823)	(18,270)
Net non-current assets/ (liabilities)	(8,869)	(9,319)
Net assets	12,460	12,826
Net assets attributable to owners of the Company	6,341	5,876
Net assets attributable to non-controlling interests	6,119	6,950
Shanghai Petrochemical [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	20,932	17,305
Current liabilities	(15,796)	(15,232)
Net current (liabilities)/assets	5,136	2,073
Non-current assets	25,988	27,314
Non-current liabilities	(747)	(52)
Net non-current assets/ (liabilities)	25,241	27,262
Net assets	30,377	29,335
Net assets attributable to owners of the Company	15,254	14,727
Net assets attributable to non-controlling interests	15,123	14,608
Fujian Petrochemical [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,464	1,582
Current liabilities	(142)	(458)
Net current (liabilities)/assets	1,322	1,124
Non-current assets	13,208	12,568
Non-current liabilities	(700)	(693)
Net non-current assets/ (liabilities)	12,508	11,875
Net assets	13,830	12,999
Net assets attributable to owners of the Company	6,915	6,499
Net assets attributable to non-controlling interests	6,915	6,500
Sinopec Kantons [member]
Disclosure of summarized consolidated balance sheet [line items]
Current assets	4,761	4,373
Current liabilities	(196)	(924)
Net current (liabilities)/assets	4,565	3,449
Non-current assets	8,195	9,106
Non-current liabilities	(170)	(170)
Net non-current assets/ (liabilities)	8,025	8,936
Net assets	12,590	12,385
Net assets attributable to owners of the Company	7,579	7,454
Net assets attributable to non-controlling interests	5,011	4,931
Shanghai SECCO
Disclosure of summarized consolidated balance sheet [line items]
Current assets	6,066	10,431
Current liabilities	(5,434)	(2,783)
Net current (liabilities)/assets	632	7,648
Non-current assets	11,402	12,177
Non-current liabilities	(1,418)	(1,553)
Net non-current assets/ (liabilities)	9,984	10,624
Net assets	10,616	18,272
Net assets attributable to owners of the Company	7,175	12,352
Net assets attributable to non-controlling interests	3,441	5,920
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of summarized consolidated balance sheet [line items]
Current assets	6,791	3,639
Current liabilities	(8,122)	(6,377)
Net current (liabilities)/assets	(1,331)	(2,738)
Non-current assets	20,650	22,187
Non-current liabilities	(7,512)	(8,509)
Net non-current assets/ (liabilities)	13,138	13,678
Net assets	11,807	10,940
Net assets attributable to owners of the Company	6,966	6,455
Net assets attributable to non-controlling interests	¥ 4,841	¥ 4,485